Trade and Other Receivables (Current) (Details) - Schedule of Trade and Other Receivables (Current) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Trade and Other Receivables (Current) (Details) - Schedule of Trade and Other Receivables (Current) [Line Items]
Total trade and other receivables (Current)	$ 287,478	$ 294,717	$ 169,088
GST recoverable [Member]
Trade and Other Receivables (Current) (Details) - Schedule of Trade and Other Receivables (Current) [Line Items]
Total trade and other receivables (Current)	$ 287,478	$ 294,717